Fixed Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		$ 3,699,192
Balance, end of period		6,281,418	$ 3,699,192
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		3,916,540	3,082,016
Additions		2,362,048	861,353
Initial Consolidation			49,831
Reclassification from contract assets according to IFRIC	[1]		99,416
Classification to disposal group held for sale	[2]		(77,911)
Translation differences		390,165	(98,165)
Balance, end of period		6,668,753	3,916,540
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		217,348	134,647
Depreciation expenses		135,608	97,983
Classification to disposal group held for sale	[2]		(7,725)
Translation differences		34,379	(7,557)
Balance, end of period		387,335	217,348
PV + Storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		1,857,786
Balance, end of period		4,257,678	1,857,786
PV + Storage [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		1,905,172	1,179,394
Additions		2,339,305	666,740
Initial Consolidation			49,831
Reclassification from contract assets according to IFRIC	[1]		99,416
Classification to disposal group held for sale	[2]		(77,911)
Translation differences		128,183	(12,298)
Balance, end of period		4,372,660	1,905,172
PV + Storage [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		47,386	25,590
Depreciation expenses		58,822	30,675
Classification to disposal group held for sale	[2]		(7,725)
Translation differences		8,774	(1,154)
Balance, end of period		114,982	47,386
Wind farms [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		1,826,764
Balance, end of period		2,006,404	1,826,764
Wind farms [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		1,992,516	1,894,508
Additions		18,800	183,839
Initial Consolidation			0
Reclassification from contract assets according to IFRIC	[1]		0
Classification to disposal group held for sale	[2]		0
Translation differences		260,782	(85,831)
Balance, end of period		2,272,098	1,992,516
Wind farms [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		165,752	106,179
Depreciation expenses		74,866	65,948
Classification to disposal group held for sale	[2]		0
Translation differences		25,076	(6,375)
Balance, end of period		265,694	165,752
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		14,642
Balance, end of period		17,336	14,642
Others [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		18,852	8,114
Additions		3,943	10,774
Initial Consolidation			0
Reclassification from contract assets according to IFRIC	[1]		0
Classification to disposal group held for sale	[2]		0
Translation differences		1,200	(36)
Balance, end of period		23,995	18,852
Others [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		4,210	2,878
Depreciation expenses		1,920	1,360
Classification to disposal group held for sale	[2]		0
Translation differences		529	(28)
Balance, end of period		$ 6,659	$ 4,210

[1]	At the beginning of 2024, the Company reclassified cluster of PV projects in Israel from contract assets to fixed assets due to significant changes to terms of the concession agreement.
[2]	At the end of 2024, the Company reclassified a cluster of PV + Storage projects in Israel to disposal group held for sale according to the Company’s intention of selling the projects, for additional information please see Note 7.